INCOME TAXES (Details) - Schedule of Components of Income Tax Expense (Benefit) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Federal:
Current	$ 0	$ 0
Deferred	(1,463,191)	(2,246,450)
State and local:
Current	0	0
Deferred	0	0
	(1,463,191)	(2,246,450)
Change in valuation allowance	1,463,191	2,246,450
Income tax provision (benefit)	$ 0	$ 0